Other Information (Tables)	12 Months Ended
Dec. 31, 2021
Additional Financial Information Disclosure [Abstract]
Schedule of Accounts Payable and Accrued Liabilities	Accounts payable and accrued liabilities:
The principal components of accounts payable and accrued liabilities are:

	2021	2020
Accrued interest	$43.3	$17.2
Accounts payable and other accrued liabilities	140.1	116.9
	$183.4	$134.1

Schedule of Supplemental Cash Flow Information	Supplemental cash flow information:

	2021	2020	2019
Interest paid	$149.5	$156.2	$183.1
Interest received	3.1	5.0	8.9
Undrawn credit facility fee paid	1.9	0.8	1.7
Income taxes paid	25.7	16.8	—
21.    Other information (continued):

	2021	2020	2019
Non-cash financing and investing transactions:
APR Energy loans settled in shares	$—	$8.3	$—
Asset retirement obligations liabilities incurred	—	5.3	—
Asset retirement obligations provision re-assessment	—	2.9	—
Cancellation of common shares issued on acquisition	—	12.5	—
Change in right-of-use assets and operating lease liabilities	9.6	1.2	0.7
Commencement of sales-type lease	343.9	57.0	316.7
Common shares issued on APR Energy acquisition	—	316.8	—
Contingent consideration asset related to APR Energy acquisition	—	95.2	—
Dividend reinvestment	—	0.3	1.2
Holdback Shares reserved on APR Energy acquisition	—	70.6	—
Interest capitalized on vessels under construction	18.9	—	—
Net assets acquired on acquisition	—	287.7	—
Payments to shipyard by financing company	180.0	—	—
Purchase price adjustment related to APR Energy acquisition	—	4.5	—
Prepayments transferred to vessels upon vessel delivery	12.7	46.8	—
Reclassification on lease modification	—	377.4	—
Refinancing of existing term loan credit facilities with draws made on new debt	—	—	302.7
	$565.1	$1,286.5	$621.3

	2021	2020	2019
Changes in operating assets and liabilities
Accounts receivable	35.2	(17.1)	(2.3)
Inventories	0.2	(5.9)	6.3
Prepaids expenses and other, and other assets	(54.1)	(10.3)	(0.9)
Net investment in lease	14.9	13.3	9.3
Accounts payable and accrued liabilities	16.6	(16.4)	11.5
Settlement of decommissioning provisions	(6.0)	(5.9)	—
Deferred revenue	18.1	8.4	(0.6)
Income tax payable	(13.5)	3.9	—
Major maintenance	(38.7)	(54.6)	(22.3)
Other liabilities	18.9	(8.6)	—
Operating lease liabilities	(122.6)	(114.7)	(111.9)
Derivative instruments	26.5	22.5	55.0
Contingent consideration asset	6.1	18.7	—
	$(98.4)	(166.7)	(55.9)

Schedule of Reconciliation of Cash, Cash Equivalents and Restricted Cash
The following table provides a reconciliation of cash, cash equivalents and restricted cash reported within the consolidated balance sheets that sum to the amounts shown in the consolidated statements of cash flows:

	2021	2020	2019
Cash and cash equivalents	$288.6	$304.3	$195.0
Restricted cash included in prepaid and other	—	—	2.3
Restricted cash included in other assets (note 12)	38.2	38.2	—
Total cash, cash equivalents and restricted cash shown in the consolidated statements of cash flows	$326.8	$342.5	$197.3